Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] TWD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] USD ($)	Gain or Loss on hedging instruments [Member] TWD ($)	Gain or Loss on hedging instruments [Member] USD ($)	Total Others [member] TWD ($)	Total Others [member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2020	$ 387,273		$ 77,574		$ 149,790		$ 77,574		$ 2,676		$ 67,574		$ 147,824		$ (315)		$ 1,240		$ 2		$ 927		$ 376,115		$ 11,158
Cash dividends distributed by Chunghwa	(33,404)		0		0		0		0		(33,404)		(33,404)		0		0		0		0		(33,404)		0
Cash dividends distributed by subsidiaries	(896)		0		0		0		0		0		0		0		0		0		0		0		(896)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	1		0		1		0		0		0		0		0		0		0		0		1		0
Net income	37,047		0		0		0		0		35,616		35,616		0		0		0		0		35,616		1,431
Other comprehensive income (loss)	(966)		0		0		0		0		311		311		(77)		(1,188)		(10)		(1,275)		(964)		(2)
TOTAL COMPREHENSIVE INCOME	36,081		0		0		0		0		35,927		35,927		(77)		(1,188)		(10)		(1,275)		34,652		1,429
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		60		60		0		(60)		0		(60)		0		0
Share-based payment transactions of subsidiaries	73		0		17		0		0		0		0		0		0		0		0		17		56
Net increase in noncontrolling interests																									0
Ending balance at Dec. 31, 2021	389,130		77,574		149,810		77,574		2,676		70,157		150,407		(392)		(8)		(8)		(408)		377,383		11,747
Special reserve	0		0		0		0		408		(408)		0		0		0		0		0		0		0
Cash dividends distributed by Chunghwa	(35,746)		0		0		0		0		(35,746)		(35,746)		0		0		0		0		(35,746)		0
Cash dividends distributed by subsidiaries	(1,053)		0		0		0		0		0		0		0		0		0		0		0		(1,053)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	15		0		5		0		0		0		0		0		0		0		0		5		10
Net income	37,869		0		0		0		0		36,358		36,358		0		0		0		0		36,358		1,511
Other comprehensive income (loss)	1,112		0		0		0		0		907		907		281		(117)		21		185		1,092		20
TOTAL COMPREHENSIVE INCOME	38,981		0		0		0		0		37,265		37,265		281		(117)		21		185		37,450		1,531
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		0		0		0		0		0		0		0		0
Share-based payment transactions of subsidiaries	89		0		27		0		0		0		0		0		0		0		0		27		62
Net increase in noncontrolling interests	111		0		0		0		0		0		0		0		0		0		0		0		111
Ending balance at Dec. 31, 2022	391,529		77,574		149,844		77,574		3,084		71,268		151,926		(111)		(125)		13		(223)		379,121		12,408
Special reserve	0		0		0		0		(185)		185		0		0		0		0		0		0		0
Cash dividends distributed by Chunghwa	(36,476)		0		0		0		0		(36,476)		(36,476)		0		0		0		0		(36,476)		0
Cash dividends distributed by subsidiaries	(1,092)		0		0		0		0		0		0		0		0		0		0		0		(1,092)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(26)		0		(26)		0		0		0		0		0		0		0		0		(26)		0
Actual acquisition of interests in subsidiaries	0		0		0		0		0		0		0		0		0		0		0		0		0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries					(26)
Net income	38,061	$ 1,243	0		0		0		0		36,958		36,958		0		0		0		0		36,958		1,103
Other comprehensive income (loss)	669	22	0		0		0		0		124		124		(57)		646		(13)		576		700		(31)
TOTAL COMPREHENSIVE INCOME	38,730	1,265	0		0		0		0		37,082		37,082		(57)		646		(13)		576		37,658		1,072
Share-based payment transactions of subsidiaries	33		0		8		0		0		0		0		0		0		0		0		8		25
Net increase in noncontrolling interests	19		0		0		0		0		0		0		0		0		0		0		0		19
Ending balance at Dec. 31, 2023	$ 392,719	$ 12,826	$ 77,574	$ 2,533	$ 149,828	$ 4,893	$ 77,574	$ 2,533	$ 2,899	$ 96	$ 72,059	$ 2,353	$ 152,532	$ 4,982	$ (168)	$ (5)	$ 521	$ 17	$ 0	$ 0	$ 353	$ 12	$ 380,287	$ 12,420	$ 12,432	$ 406